RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of the Consolidated Statements of Financial Position location and carrying value of derivative instruments
The following table summarizes the maximum potential settlement amounts in the event of these specific circumstances. All amounts are presented gross in the Consolidated Statements of Financial Position.

December 31, 2018	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Derivative Instruments Used as Fair Value Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	—	—	—	47	47	(37)	10
Interest rate contracts	22	—	—	—	22	(2)	20
Commodity contracts	2	—	—	427	429	(114)	315
	24	—	—	474	498	(153)	345
Deferred amounts and other assets
Foreign exchange contracts	23	—	—	39	62	(39)	23
Interest rate contracts	5	—	—	—	5	—	5
Commodity contracts	19	—	—	33	52	(21)	31
	47	—	—	72	119	(60)	59
Accounts payable and other
Foreign exchange contracts	(5)	—	—	(610)	(615)	37	(578)
Interest rate contracts	(163)	—	—	(178)	(341)	2	(339)
Commodity contracts	—	—	—	(273)	(273)	114	(159)
Other contracts	(1)	—	—	(4)	(5)	—	(5)
	(169)	—	—	(1,065)	(1,234)	153	(1,081)
Other long-term liabilities
Foreign exchange contracts	(1)	(15)	—	(2,196)	(2,212)	39	(2,173)
Interest rate contracts	(201)	—	—	—	(201)	—	(201)
Commodity contracts	—	—	—	(178)	(178)	21	(157)
Other contracts	(1)	—	—	(1)	(2)	—	(2)
	(203)	(15)	—	(2,375)	(2,593)	60	(2,533)
Total net derivative asset/(liability)
Foreign exchange contracts	17	(15)	—	(2,720)	(2,718)	—	(2,718)
Interest rate contracts	(337)	—	—	(178)	(515)	—	(515)
Commodity contracts	21	—	—	9	30	—	30
Other contracts	(2)	—	—	(5)	(7)	—	(7)
	(301)	(15)	—	(2,894)	(3,210)	—	(3,210)

December 31, 2017	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Derivative Instruments Used as Fair Value Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	1	4	—	138	143	(83)	60
Interest rate contracts	6	—	2	—	8	(3)	5
Commodity contracts	2	—	—	143	145	(64)	81
	9	4	2	281	296	(150)	146
Deferred amounts and other assets
Foreign exchange contracts	1	1	—	143	145	(125)	20
Interest rate contracts	7	—	6	—	13	(2)	11
Commodity contracts	17	—	—	6	23	(19)	4
	25	1	6	149	181	(146)	35
Accounts payable and other
Foreign exchange contracts	(5)	(42)	—	(312)	(359)	83	(276)
Interest rate contracts	(140)	—	(6)	(183)	(329)	3	(326)
Commodity contracts	—	—	—	(439)	(439)	64	(375)
Other contracts	(1)	—	—	(2)	(3)	—	(3)
	(146)	(42)	(6)	(936)	(1,130)	150	(980)
Other long-term liabilities
Foreign exchange contracts	(4)	(9)	—	(1,299)	(1,312)	125	(1,187)
Interest rate contracts	(38)	—	(2)	—	(40)	2	(38)
Commodity contracts	—	—	—	(186)	(186)	19	(167)
Other contracts	(1)	—	—	—	(1)	—	(1)
	(43)	(9)	(2)	(1,485)	(1,539)	146	(1,393)
Total net derivative asset/(liability)
Foreign exchange contracts	(7)	(46)	—	(1,330)	(1,383)	—	(1,383)
Interest rate contracts	(165)	—	—	(183)	(348)	—	(348)
Commodity contracts	19	—	—	(476)	(457)	—	(457)
Other contracts	(2)	—	—	(2)	(4)	—	(4)
	(155)	(46)	—	(1,991)	(2,192)	—	(2,192)

Summary of the maturity and notional principal or quantity outstanding related to derivative instruments
The following table summarizes the maturity and notional principal or quantity outstanding related to our derivative instruments.

	2018							2017
As at December 31,	2019	2020	2021	2022	2023	Thereafter		Total
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	925	1	—	—	—	—		759
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	4,969	4,893	3,608	1,944	1,804	1,857		16,167
Foreign exchange contracts - British pound (GBP) forwards - purchase (millions of GBP)	—	—	—	—	—	—		18
Foreign exchange contracts - GBP forwards - sell (millions of GBP)	89	25	27	28	29	120		318
Foreign exchange contracts - Euro forwards - purchase (millions of Euro)	226	—	—	—	—	—		655
Foreign exchange contracts - Euro forwards - sell (millions of Euro)	—	23	94	94	92	606		1,262
Foreign exchange contracts - Japanese yen forwards - purchase (millions of yen)	32,662	—	—	20,000	—	—		52,662
Interest rate contracts - short-term pay fixed rate (millions of Canadian dollars)	8,616	6,243	4,188	412	49	156		7,138
Interest rate contracts - long-term receive fixed rate (millions of Canadian dollars)	—	—	—	—	—	—		4,196
Interest rate contracts - long-term pay fixed rate (millions of Canadian dollars)	3,777	3,185	1,596	—	—	—		5,402
Equity contracts (millions of Canadian dollars)	35	20	—	—	—	—		90
Commodity contracts - natural gas (billions of cubic feet)	(141)	(16)	(6)	(4)	—	—		(159)
Commodity contracts - crude oil (millions of barrels)	4	—	—	—	—	—		(3)
Commodity contracts - NGL (millions of barrels)	—	—	—	—	—	—		(12)
Commodity contracts - power (megawatt per hour (MW/H))	64	66	(3)	(43)	(43)	(43)	[1]	(43)	[2]

1	As at December 31, 2018, thereafter includes an average net purchase/(sell) of power of (43) MW/H for 2024 through 2025.

2	As at December 31, 2017, thereafter includes an average net purchase/(sell) of power of (43) MW/H for 2023 through 2025.

Schedule of effect of cash flow hedges and net investment hedges on consolidated earnings and consolidated comprehensive income, before income taxes
The following table presents the effect of cash flow hedges and net investment hedges on our consolidated earnings and consolidated comprehensive income, before the effect of income taxes:

	2018	2017	2016
(millions of Canadian dollars)
Amount of unrealized gain/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	19	(5)	(19)
Interest rate contracts	(190)	6	(90)
Commodity contracts	2	11	14
Other contracts	(3)	1	39
Net investment hedges
Foreign exchange contracts	31	284	22
	(141)	297	(34)
Amount of (gain)/loss reclassified from AOCI to earnings (effective portion)
Foreign exchange contracts[1]	5	(104)	2
Interest rate contracts[2,3]	161	388	145
Commodity contracts[4]	(1)	(9)	(12)
Other contracts[5]	3	8	(29)
	168	283	106
Amount of (gain)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts[2,3]	23	(4)	61
	23	(4)	61

1	Reported within Transportation and other services revenues and Other income/(expense) in the Consolidated Statements of Earnings.

2	Reported within Interest expense in the Consolidated Statements of Earnings.

3	For the year ended December 31, 2017, includes settlements of $296 million loss related to the termination of long-term interest rate swaps as not highly probable to issue long-term debt.

4	Reported within Transportation and other services revenues, Commodity sales revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.

5	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Year ended December 31,	2018	2017
(millions of Canadian dollars)
Unrealized gain/(loss) on derivative	7	(10)
Unrealized gain/(loss) on hedged item	1	11
Realized gain/(loss) on derivative	(8)	2
Realized gain/(loss) on hedged item	(1)	(2)

Schedule of unrealized gains and losses associated with changes in the fair value of non-qualifying derivatives
The following table presents the unrealized gains and losses associated with changes in the fair value of our non-qualifying derivatives:

Year ended December 31,	2018	2017	2016
(millions of Canadian dollars)
Foreign exchange contracts[1]	(1,390)	1,284	935
Interest rate contracts[2]	5	157	73
Commodity contracts[3]	485	(199)	(508)
Other contracts[4]	(3)	—	9
Total unrealized derivative fair value gain/(loss), net	(903)	1,242	509

1
For the respective annual periods, reported within Transportation and other services revenues (2018 - $1,108 million loss; 2017 - $800 million gain; 2016 - $497 million gain) and Other income/(expense) (2018 - $282 million loss; 2017 - $484 million gain; 2016 - $438 million gain) in the Consolidated Statements of Earnings.

2	Reported as an (increase)/decrease within Interest expense in the Consolidated Statements of Earnings.

3
For the respective annual periods, reported within Transportation and other services revenues (2018 - $66 million gain; 2017 - $104 million loss; 2016 - $52 million loss), Commodity sales (2018 - $599 million gain; 2017 - $90 million gain; 2016 - $474 million loss), Commodity costs (2018 - $193 million loss; 2017 - $223 million loss; 2016 - $38 million gain) and Operating and administrative expense (2018 - $13 million gain; 2017 - $38 million gain; 2016 - $20 million loss) in the Consolidated Statements of Earnings.

4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings

Schedule of group credit concentrations and maximum credit exposure, with respect to derivative instruments
We have credit concentrations and credit exposure, with respect to derivative instruments, in the following counterparty segments:

December 31,	2018	2017
(millions of Canadian dollars)
Canadian financial institutions	28	82
United States financial institutions	107	19
European financial institutions	84	145
Asian financial institutions	6	2
Other[1]	337	137
	562	385

1	Other is comprised of commodity clearing house and physical natural gas and crude oil counterparties.

Schedule of derivative assets and liabilities measured at fair value
We have categorized our derivative assets and liabilities measured at fair value as follows:

December 31, 2018	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	—	47	—	47
Interest rate contracts	—	22	—	22
Commodity contracts	24	45	360	429
	24	114	360	498
Long-term derivative assets
Foreign exchange contracts	—	62	—	62
Interest rate contracts	—	5	—	5
Commodity contracts	—	30	22	52
	—	97	22	119
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	—	(615)	—	(615)
Interest rate contracts	—	(341)	—	(341)
Commodity contracts	(7)	(28)	(238)	(273)
Other contracts	—	(5)	—	(5)
	(7)	(989)	(238)	(1,234)
Long-term derivative liabilities
Foreign exchange contracts	—	(2,212)	—	(2,212)
Interest rate contracts	—	(201)	—	(201)
Commodity contracts	—	(23)	(155)	(178)
Other contracts	—	(2)	—	(2)
	—	(2,438)	(155)	(2,593)
Total net financial asset/(liability)
Foreign exchange contracts	—	(2,718)	—	(2,718)
Interest rate contracts	—	(515)	—	(515)
Commodity contracts	17	24	(11)	30
Other contracts	—	(7)	—	(7)
	17	(3,216)	(11)	(3,210)

December 31, 2017	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	—	143	—	143
Interest rate contracts	—	8	—	8
Commodity contracts	1	30	114	145
	1	181	114	296
Long-term derivative assets
Foreign exchange contracts	—	145	—	145
Interest rate contracts	—	13	—	13
Commodity contracts	—	2	21	23
	—	160	21	181
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	—	(359)	—	(359)
Interest rate contracts	—	(329)	—	(329)
Commodity contracts	(13)	(87)	(339)	(439)
Other contracts	—	(3)	—	(3)
	(13)	(778)	(339)	(1,130)
Long-term derivative liabilities
Foreign exchange contracts	—	(1,312)	—	(1,312)
Interest rate contracts	—	(40)	—	(40)
Commodity contracts	—	(3)	(183)	(186)
Other contracts	—	(1)	—	(1)
	—	(1,356)	(183)	(1,539)
Total net financial asset/(liability)
Foreign exchange contracts	—	(1,383)	—	(1,383)
Interest rate contracts	—	(348)	—	(348)
Commodity contracts	(12)	(58)	(387)	(457)
Other contracts	—	(4)	—	(4)
	(12)	(1,793)	(387)	(2,192)

Schedule of significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments
The significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments were as follows:

December 31, 2018	Fair Value	Unobservable Input	Minimum Price/Volatility	Maximum Price/Volatility	Weighted Average Price/Volatility	Unit of Measurement
(fair value in millions of Canadian dollars)
Commodity contracts - financial[1]
Natural gas	(9)	Forward gas price	2.54	6.37	3.58	$/mmbtu[2]
Crude	28	Forward crude price	27.50	123.20	59.32	$/barrel
NGL	—	Forward NGL price	—	—	—	$/gallon
Power	(91)	Forward power price	16.21	96.72	48.33	$/MW/H
Commodity contracts - physical[1]
Natural gas	(119)	Forward gas price	1.09	6.95	1.51	$/mmbtu[2]
Crude	186	Forward crude price	16.45	123.22	59.22	$/barrel
NGL	(6)	Forward NGL price	0.13	1.40	0.59	$/gallon
	(11)

1	Financial and physical forward commodity contracts are valued using a market approach valuation technique.

2	One million British thermal units (mmbtu).

Schedule of changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy
Changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy were as follows:

Year ended December 31,	2018	2017
(millions of Canadian dollars)
Level 3 net derivative asset/(liability) at beginning of period	(387)	(295)
Total gain/(loss)
Included in earnings[1]	206	(184)
Included in OCI	2	4
Settlements	168	88
Level 3 net derivative liability at end of period	(11)	(387)

1	Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.